UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 2009

Check here if Amendment [  ]; Amendment Number: 01
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	107 Briarwood Lane
		Oak Brook, IL 60523

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Oak Brook, Illinois		May 1, 2009

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE

      Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Air Products & ChemicaCommon  009158106     628594  11175  11175     0  None   None      0 None  11175
Amgen Inc.            Common  031162100     866600  17500  17500     0  None   None      0 None  17500
Apple, Inc.           Common  037833100    2405146  22880  22880     0  None   None    900 None  21980
Automatic Data ProcessCommon  053015103     360742  10260  10260     0  None   None      0 None  10260
BP Amoco p.l.c.       ADS     055622104    3964406  98863  98863     0  None   None  1,174 None  97689
Berkshire Hathaway IncClass B 084670207   11288460   4003   4003     0  None   None     40 None   3963
Cheniere Energy, Inc. Common  16411R208      42600  10000  10000     0  None   None      0 None  10000
Cisco Systems Inc.    Common  17275R102    4244487 253100 253100     0  None   None  2,000 None 251100
Coca Cola Co.         Common  191216100    2114566  48113  48113     0  None   None      0 None  48113
Colgate-Palmolive Co. Common  194162103    3987048  67600  67600     0  None   None      0 None  67600
Dell Inc.             Common  24702R101     582195  61413  61413     0  None   None      0 None  61413
Disney, (Walt) Co.    Common  254687106    4119196 226828 226828     0  None   None  2,400 None 224428
eBay Inc.             Common  278642103     256224  20400  20400     0  None   None      0 None  20400
Exxon Corp.           Common  30231G102   16503014 242335 242335     0  None   None  1,100 None 241235
General Electric Co.  Common  369604103    4481480 443272 443272     0  None   None      0 None 443272
Gilead Sciences Inc.  Common  375558103   13393428 289150 289150     0  None   None  1,500 None 287650
Google Inc. Cl A      Class A 38259P508     208836    600    600     0  None   None    250 None    350
Grainger,  W.W. Inc.  Common  384802104     856196  12200  12200     0  None   None      0 None  12200
Hewlett Packard Co.   Common  428236103    5445199 169844 169844     0  None   None  2,500 None 167344
Hologic Inc.          Common  436440101    1945829 148650 148650     0  None   None  3,000 None 145650
Illinois Tool works   Common  452308109     805185  26100  26100     0  None   None      0 None  26100
Intel Corp.           Common  458140100    8830967 587556 587556     0  None   None  6,000 None 581556
International BusinessCommon  459200101    4059691  41900  41900     0  None   None    900 None  41000
JP Morgan Chase & Co. Common  46625H100     790356  29735  29735     0  None   None      0 None  29735
Johnson & Johnson     Common  478160104   20504742 389824 389824     0  None   None  1,600 None 388224
Johnson Controls Inc. Common  478366107     525000  43750  43750     0  None   None      0 None  43750
Kohl's Corp.          Common  500255104    3767538  89025  89025     0  None   None  1,500 None  87525
Lowes Companies, Inc. Common  548661107    7184770 393686 393686     0  None   None  5,000 None 388686
MSC Industrial Direct Class A 553530106     910351  29300  29300     0  None   None      0 None  29300
Master Card           Class A 57636Q104    1105368   6600   6600     0  None   None      0 None   6600
McKesson Corp         Common  58155Q103     858480  24500  24500     0  None   None      0 None  24500
Medco Health SolutionsCommon  58405U102    1666498  40312  40312     0  None   None      0 None  40312
Merck & Co. Inc.      Common  589331107    7777696 290755 290755     0  None   None  2,500 None 288255
Microsoft Corp.       Common  594918104    8931310 486190 486190     0  None   None  3,000 None 483190
Herman Miller Inc.    Common  600544100     904224  84824  84824     0  None   None  3,500 None  81324
Molex Inc.            Common  608554101    1853608 134906 134906     0  None   None      0 None 134906
Molex Inc. Class A    Class A 608554200    2670225 211252 211252     0  None   None      0 None 211252
Motorola, Inc         Common  620076109     404231  95563  95563     0  None   None      0 None  95563
Northern Trust Corp.  Common  665859104   10378232 173491 173491     0  None   None  1,400 None 172091
Old Second Bancorp, InCommon  680277100    1799863 283443 283443     0  None   None      0 None 283443
Pepsico, Inc          Common  713448108   10638085 206645 206645     0  None   None  1,500 None 205145
Qualcomm, Inc.        Common  747525103   14650393 376520 376520     0  None   None  2,500 None 374020
Schering- Plough, Inc.Common  806605101    7740885 328700 328700     0  None   None  2,000 None 326700
Schlumberger, Ltd.    Common  806857108    3953138  97320  97320     0  None   None      0 None  97320
State Street Corp.    Common  857477103    9130056 296623 296623     0  None   None  2,200 None 294423
Sysco Corp.           Common  871829107    7175502 314715 314715     0  None   None  3,000 None 311715
Tellabs Inc           Common  879664100     129614  28300  28300     0  None   None      0 None  28300
Wal-Mart Stores Inc.  Common  931142103    2750880  52800  52800     0  None   None    500 None  52300
Walgreen Co.          Common  931422109   10895334 419697 419697     0  None   None  3,300 None 416397
Wolverine Worldwide   Common  978097103     939474  60300  60300     0  None   None      0 None  60300
Wyeth                 Common  983024100     917828  21325  21325     0  None   None      0 None  21325

COLUMN TOTALS                            232343770


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